UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 96.3%
Information Technology – 31.5%
Communications Equipment – 3.6%
Cisco Systems, Inc.	145,650	$2,496,441
F5 Networks, Inc.(a)	34,850	2,874,428
QUALCOMM, Inc.	262,680	15,386,481

		20,757,350

Computers & Peripherals – 9.9%
Apple, Inc.	94,260	56,094,126

Internet Software & Services – 5.3%
eBay, Inc.(a)	221,870	10,714,103
Google, Inc. - Class A(a)	28,564	19,416,950

		30,131,053

IT Services – 4.0%
Cognizant Technology Solutions Corp. - Class A(a)	169,670	11,308,505
Visa, Inc. - Class A	82,210	11,407,460

		22,715,965

Semiconductors & Semiconductor Equipment – 1.6%
Broadcom Corp. - Class A(a)	120,960	3,814,474
Xilinx, Inc.	158,640	5,197,046

		9,011,520

Software – 7.1%
Citrix Systems, Inc.(a)	44,650	2,759,816
Intuit, Inc.	107,810	6,406,070
Oracle Corp.	535,340	16,622,307
Red Hat, Inc.(a)	106,410	5,232,180
TIBCO Software, Inc.(a)	308,705	7,782,453
Workday, Inc.(a)	37,241	1,806,189

		40,609,015

		179,319,029

Consumer Discretionary – 15.5%
Automobiles – 0.7%
Harley-Davidson, Inc.	86,880	4,062,509

Hotels, Restaurants & Leisure – 3.1%
Chipotle Mexican Grill, Inc. - Class A(a)	10,320	2,626,750
Marriott Vacations Worldwide Corp.(a)	59,434	2,338,133
Starbucks Corp.	145,300	6,669,270
Yum! Brands, Inc.	81,860	5,739,205

		17,373,358

Internet & Catalog Retail – 1.9%
Amazon.com, Inc.(a)	31,220	7,268,640
priceline.com, Inc.(a)	6,565	3,766,800

		11,035,440

Company	Shares	U.S. $ Value
Media – 2.6%
Comcast Corp. - Class A	157,250	$5,898,448
Viacom, Inc. - Class B	168,260	8,626,690

		14,525,138

Multiline Retail – 1.8%
Dollar General Corp.(a)	139,130	6,764,501
Nordstrom, Inc.	66,490	3,774,637

		10,539,138

Specialty Retail – 3.1%
Bed Bath & Beyond, Inc.(a)	54,390	3,137,215
Francesca’s Holdings Corp.(a) (b)	99,420	2,935,873
Lowe’s Cos., Inc.	93,830	3,038,215
O’Reilly Automotive, Inc.(a)	51,070	4,375,678
Tractor Supply Co.	21,530	2,072,047
Ulta Salon Cosmetics & Fragrance, Inc.	24,720	2,279,678

		17,838,706

Textiles, Apparel & Luxury Goods – 2.3%
Coach, Inc.	72,500	4,063,625
VF Corp.	56,340	8,816,083

		12,879,708

		88,253,997

Health Care – 15.0%
Biotechnology – 3.5%
Biogen Idec, Inc.(a)	50,630	6,998,079
Gilead Sciences, Inc.(a)	152,290	10,227,796
Synageva BioPharma Corp.(a)	67,650	2,860,242

		20,086,117

Health Care Equipment & Supplies – 4.4%
Covidien PLC	76,340	4,194,883
HeartWare International, Inc.(a) (b)	60,130	5,049,717
IDEXX Laboratories, Inc.(a)	49,200	4,733,040
Intuitive Surgical, Inc.(a)	7,740	4,196,783
OraSure Technologies, Inc.(a)	253,050	2,292,633
Volcano Corp.(a)	155,690	4,455,848

		24,922,904

Health Care Providers & Services – 2.9%
AmerisourceBergen Corp. - Class A	132,590	5,229,349
McKesson Corp.	73,700	6,876,947
UnitedHealth Group, Inc.	74,170	4,153,520

		16,259,816

Pharmaceuticals – 4.2%
Allergan, Inc./United States	84,360	7,585,651
Bristol-Myers Squibb Co.	309,050	10,275,913

Company	Shares	U.S. $ Value
Watson Pharmaceuticals, Inc.(a)	68,540	$5,891,013

		23,752,577

		85,021,414

Consumer Staples – 10.8%
Beverages – 0.5%
Monster Beverage Corp.(a)	65,570	2,929,012

Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	59,190	5,826,072
CVS Caremark Corp.	109,680	5,089,152

		10,915,224

Food Products – 2.3%
Kraft Foods Group, Inc.(a)	115,826	5,267,767
Mead Johnson Nutrition Co. - Class A	56,430	3,479,474
Mondelez International, Inc.	160,130	4,249,850

		12,997,091

Personal Products – 0.7%
Estee Lauder Cos., Inc. (The) - Class A	60,770	3,744,647

Tobacco – 5.4%
Altria Group, Inc.	344,400	10,951,920
Philip Morris International, Inc.	225,470	19,967,623

		30,919,543

		61,505,517

Industrials – 10.5%
Aerospace & Defense – 2.9%
Boeing Co. (The)	137,850	9,710,154
Precision Castparts Corp.	38,140	6,600,890

		16,311,044

Electrical Equipment – 2.4%
AMETEK, Inc.	165,100	5,869,305
Emerson Electric Co.	161,400	7,816,602

		13,685,907

Industrial Conglomerates – 2.1%
Danaher Corp.	231,570	11,979,116

Machinery – 2.2%
Dover Corp.	80,800	4,704,176
Joy Global, Inc.	74,220	4,635,039
Parker Hannifin Corp.	41,030	3,227,420

		12,566,635

Road & Rail – 0.9%
JB Hunt Transport Services, Inc.	85,410	5,013,567

		59,556,269

Energy – 8.4%
Energy Equipment & Services – 3.9%
National Oilwell Varco, Inc.	84,450	6,223,965

Company	Shares	U.S. $ Value
Schlumberger Ltd.	168,000	$11,681,040
Technip SA	38,590	4,352,598

		22,257,603

Oil, Gas & Consumable Fuels – 4.5%
Anadarko Petroleum Corp.	55,160	3,795,560
Concho Resources, Inc.(a)	46,300	3,987,356
EOG Resources, Inc.	56,610	6,594,499
Noble Energy, Inc.	84,050	7,985,590
Occidental Petroleum Corp.	40,350	3,186,036

		25,549,041

		47,806,644

Financials – 4.6%
Capital Markets – 2.3%
Affiliated Managers Group, Inc.(a)	39,580	5,006,870
Goldman Sachs Group, Inc. (The)	43,340	5,304,382
State Street Corp.	63,000	2,807,910

		13,119,162

Commercial Banks – 0.9%
Wells Fargo & Co.	145,960	4,917,392

Diversified Financial Services – 1.4%
IntercontinentalExchange, Inc.(a)	42,360	5,549,160
JPMorgan Chase & Co.	62,370	2,599,582

		8,148,742

		26,185,296

Total Common Stocks (cost $504,372,796)		547,648,166

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(c) (cost $24,820,215)	24,820,215	24,820,215

Total Investments Before Security Lending Collateral for Securities Loaned – 100.7% (cost $529,193,011)		572,468,381

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AllianceBernstein Exchange Reserves - Class I, 0.18%(c) (cost $4,849,316)	4,849,316	4,849,316

U.S. $ Value
Total Investments – 101.5% (cost $534,042,327)(d)	$577,317,697
Other assets less liabilities – (1.5)%	(8,626,887)

Net Assets – 100.0%	$568,690,810

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,135,435 and gross unrealized depreciation of investments was $(11,860,065), resulting in net unrealized appreciation of $43,275,370.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth Fund

October 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$179,319,029	$—	$—	$179,319,029
Consumer Discretionary	88,253,997	—	—	88,253,997
Health Care	85,021,414	—	—	85,021,414
Consumer Staples	61,505,517	—	—	61,505,517
Industrials	59,556,269	—	—	59,556,269
Energy	43,454,046	4,352,598	—	47,806,644
Financials	26,185,296	—	—	26,185,296
Short-Term Investments	24,820,215	—	—	24,820,215
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,849,316	—	—	4,849,316

Total Investments in Securities	572,965,099	4,352,598	—	577,317,697
Other Financial Instruments*	—	—	—	—

Total^	$572,965,099	$4,352,598	$—	$577,317,697

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2012